Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 129	$ 279	$ 5,173
Accounts receivable, net	1,329	1,253	2,705
Loan receivable, net			1,584
Inventory, net	207	293	544
Prepaid expenses and other current assets	644	570	787
Total current assets	2,309	2,395	10,793
Inventory, non-current	3,143	3,096	3,676
Property and equipment, net	26,353	27,214	22,219
Leases right-of-use assets	1,311	1,431	1,091
Other non-current assets	1,398	848
Total assets	34,514	34,984	39,575
Current liabilities
Accounts payable	6,182	6,773	1,246
Accrued expenses and other current liabilities	2,959	1,990	3,570
Short-term debt	6,490	5,753	5,457
Short-term operating lease liabilities	407	440	352
Total current liabilities	16,038	14,956	10,625
Long-term liabilities
Operating lease liabilities, non-current	905	993	735
SAFE liability		4,086	45,362
Convertible notes			19,432
Other non-current liabilities	2,423	2,601	2,203
Total long-term liabilities	3,328	7,680	67,732
Total liabilities	19,366	22,636	78,357
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock, $0.0001 par value;	197,867	191,199	104,634
Stockholders’ deficit
Common stock, $0.0001 par value; Authorized shares: 219,481,484 shares as of March 31, 2026 and December 31, 2025. Issued and outstanding shares: 29,442,072 and 26,163,296 shares as of March 31, 2026 and December 31, 2025, respectively.	3	3	2
Additional paid-in capital	10,782	7,709	3,474
Accumulated deficit	(193,504)	(186,563)	(146,892)
Total stockholders’ deficit	(182,719)	(178,851)	(143,416)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$ 34,514	34,984	39,575
Previously Reported [Member]
Current assets
Restricted cash, non-current		141	151
Other non-current assets		$ 707	$ 1,645